Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (total return) (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction of fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%
Russell 3000® Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Bank Index2 (reflects no deduction of fees, expenses or taxes)
Average Annual Return, Percent			0.35%	6.93%	6.97%
MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Average Annual Return, Percent			31.22%	8.92%	7.22%	[2]
Russell 2500TM Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Russell 2500TM Index2 (reflects no deduction of fees, expenses or taxes)
Average Annual Return, Percent	[3]		11.91%	7.26%	10.40%
RMB Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return Before Taxes
Average Annual Return, Percent			6.86%	8.23%	11.03%
Performance Inception Date		Feb. 01, 2017
RMB Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return After Taxes on Distributions
Average Annual Return, Percent			4.60%	6.65%	8.41%
RMB Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Total Return After Taxes on Distributions and Sale of Fund Shares1
Average Annual Return, Percent	[4]		5.64%	6.30%	8.15%
RMB Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return Before Taxes
Average Annual Return, Percent			10.70%	8.53%	10.77%
Performance Inception Date		Feb. 01, 2017
RMB Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Total Return Before Taxes
Average Annual Return, Percent	[5]		12.80%	9.62%	11.85%
Performance Inception Date		Feb. 01, 2017
RMB Mendon Financial Services Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return Before Taxes
Average Annual Return, Percent			7.20%	10.70%	8.78%
Performance Inception Date		Feb. 01, 2017
RMB Mendon Financial Services Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return After Taxes on Distributions
Average Annual Return, Percent			5.65%	9.31%	7.72%
RMB Mendon Financial Services Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.27%	8.24%	6.91%
RMB Mendon Financial Services Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return Before Taxes
Average Annual Return, Percent			11.00%	11.00%	8.52%
Performance Inception Date		Feb. 01, 2017
RMB Mendon Financial Services Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Total Return Before Taxes
Average Annual Return, Percent	[6]		13.12%	12.11%	9.66%
Performance Inception Date		Feb. 01, 2017
RMB International Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return Before Taxes
Average Annual Return, Percent			32.74%	6.41%	3.93%	[2]
Performance Inception Date		Dec. 27, 2017
RMB International Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return After Taxes on Distributions
Average Annual Return, Percent			32.44%	6.14%	3.75%	[2]
RMB International Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.96%	5.13%	3.19%	[2]
RMB SMID Cap Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return Before Taxes
Average Annual Return, Percent			2.55%	6.55%	10.56%
RMB SMID Cap Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Total Return After Taxes on Distributions
Average Annual Return, Percent			(1.44%)	4.16%	7.71%
RMB SMID Cap Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Total Return After Taxes on Distributions and Sale of Fund Shares1
Average Annual Return, Percent	[7]		4.41%	5.01%	7.98%

[1]	The returns of this additional index provide an additional comparison for the Fund’s performance against that of a broad measure of the U.S. equity market.
[2]	Class I shares commenced investment operations on December 27, 2017.
[3]	2 The returns of this additional index provide an additional comparison for the Fund's performance against that of an index that more closely reflects the market segment in which the Fund invests.
[4]
1The “Total Return After Taxes on Distributions and Sale of Fund Shares” can be higher than other return figures when a capital loss occurs upon the redemption of Fund Shares. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

[5]	Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares, excluding the front-end sales charge that is applicable to Class A shares but not applicable to Class I shares. Class I shares are also not subject to the distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares prior to February 1, 2017.
[6]	Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares, excluding the front-end sales charge that is applicable to Class A shares but not applicable to Class I shares. Class I shares are also not subject to the distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares prior to February 1, 2017
[7]	The “Total Return After Taxes on Distributions and Sale of Fund Shares” can be higher than other return figures when a capital loss occurs upon the redemption of Fund shares. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.